497(e)
                                                                       333-19925

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 25, 2006 TO THE VARIABLE ANNUITY PROSPECTUS FOR
VARIABLE IMMEDIATE ANNUITY
DATED MAY 1, 2006
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information, dated May 1, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


PORTFOLIO/OPTION NAME CHANGES

On or about September 18, 2006, all references in the Prospectus to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding Portfolios are also changed:



-----------------------------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                        EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------





                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-1399
888-1399A                                                        136836 (7/06)
VIA New Biz/In Force (SAR)                                              x01392